Related Party Transactions (Details) - USD ($)			1 Months Ended	12 Months Ended
	May 08, 2020	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Percentage of issued and outstanding shares				20.00%
Private placement warrants, description				Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 9,500,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant to the Sponsor, generating gross proceeds of $9.5 million. Each Private Placement Warrant is exercisable for one whole Class A ordinary share at a price of $11.50 per share.
Warrants price per shares (in Shares)				1.00
Cover expenses		$ 300,000
Repaid amount	$ 163,000
Working capital loans				$ 1,500,000
Business combination price (in Dollars per share)				$ 1.00
Rental expenses	$ 10,000
General and administrative expenses		$ 80,000		$ 0
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor purchased of ordinary shares (in Shares)		8,625,000
Aggregate price		$ 25,000
Sponsor transferred founder Shares (in Shares)			30,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate ordinary shares of subject to forfeiture (in Shares)				1,125,000
Percentage of issued and outstanding shares				20.00%
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Aggregate ordinary shares of subject to forfeiture (in Shares)		1,125,000		1,125,000
Warrants price per shares (in Shares)
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 12.00
Aggregate ordinary shares of subject to forfeiture (in Shares)		0		28,419,721
Warrants price per shares (in Shares)				30,000,000